FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
11.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
The breakdown of financial assets at fair value through profit or loss is as follows:

In thousands of USD	At December 31, 2022	At June 30, 2023
Investments in unlisted equity instruments
- Investment A	1,000	1,000
- Investment B	1,000	1,000
- Investment C	10,000	10,000
- Investment D – investment in a limited partnership set up by Matrixport Group	16,348	18,586
- Investment E	1,500	1,500
- Investment F	—	400
Investments in unlisted debt instruments	31,111	1,000
Total	60,959	33,486
The above investments in unlisted debt and equity instruments at December 31, 2022 and June 30, 2023 were investments in funds and privately-held enterprises. These financial assets at fair value through profit or loss are measured at fair value using Levels 3 inputs. Refer to Note 5 for more information. The Group does not have control or significant influence over the privately-held enterprises.

9.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
The breakdown of financial assets at fair value through profit or loss is as follows:

	At December 31,
In thousands of USD	2021	2022
Investments in unlisted equity instruments
- Investment A	1,000	1,000
- Investment B	250	1,000
- Investment C	—	10,000
- Investment D – investment in a limited partnership set up by Matrixport Group(1)	—	16,348
- Investment E	—	1,500
Investments in unlisted debt instruments	—	31,111
Total	1,250	60,959

(1)	See Note 20.
The above investments in unlisted debt and equity instruments at December 31, 2021 and 2022 were investments in funds and privately-held enterprises. These financial assets at fair value through profit or loss are measured at fair value using Levels 3 inputs. Refer to Note 4 for more information. The Group does not have control or significant influence over the privately-held enterprises.